Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 527,000
Previously Paid Amount	0.00
Total Fee Amount	72.78
Total Offset Amount	0.00
Net Fee	72.78
Narrative - Max Aggregate Offering Price	$ 527,000
Final Prospectus	true